INCOME TAXES (Details) - USD ($)		12 Months Ended
	Mar. 21, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Profits tax rate		25.00%	25.00%	25.00%
Income tax expense		$ (228,000)	$ 74,000	$ (729,000)
Other Subsidiaries
Income taxes
Profits tax rate		25.00%
Hong Kong
Income taxes
Income tax expense		$ 0	0	$ 0
Hong Kong | Corporate profits of first HKD 2 million
Income taxes
Corporate Profits	$ 2,000,000
Profits tax rate	8.25%
Hong Kong | Corporate profits exceeds HKD 2 million
Income taxes
Corporate Profits	$ 2,000,000
Profits tax rate	16.50%
PRC
Income taxes
Operating loss carryforwards		$ 0	$ 0